Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Thousands	Total	Issued capital [member]	Share premium [member]	Retained Earnings [Member]
Balance, beginning of year at Dec. 31, 2016	$ 2,452,722
Shareholders' capital
Shares issued for acquisition	0
Shares issued for the Dividend Reinvestment Plan	110,493
Vesting of equity based awards		$ 69,743	$ (69,743)
Equity based compensation		9,270	52,309
Share-settled dividends on vested equity based awards		8,478		$ (8,478)
Balance, end of year at Dec. 31, 2017	2,650,706
Balance, beginning of year at Dec. 31, 2016	101,788
Contributed surplus
Equity based compensation		9,270	52,309
Vesting of equity based awards		69,743	(69,743)
Balance, end of year at Dec. 31, 2017	84,354
Balance, beginning of year at Dec. 31, 2016	30,339
Accumulated other comprehensive income
Currency translation adjustments	41,490
Balance, end of year at Dec. 31, 2017	71,829
Balance, beginning of year at Dec. 31, 2016	(1,006,386)
Deficit
Net earnings	62,258
Dividends declared	(311,397)
Share-settled dividends on vested equity based awards		8,478		(8,478)
Balance, end of year at Dec. 31, 2017	(1,264,003)
Deficit
TOTAL SHAREHOLDERS' EQUITY	1,542,886
Shares issued for acquisition	1,234,676
Shares issued for the Dividend Reinvestment Plan	49,051
Vesting of equity based awards		54,057	(54,057)
Equity based compensation		12,565	48,181
Share-settled dividends on vested equity based awards		7,773		(7,773)
Balance, end of year at Dec. 31, 2018	4,008,828
Contributed surplus
Equity based compensation		12,565	48,181
Vesting of equity based awards		54,057	$ (54,057)
Balance, end of year at Dec. 31, 2018	78,478
Accumulated other comprehensive income
Currency translation adjustments	46,353
Balance, end of year at Dec. 31, 2018	118,182
Deficit
Net earnings	271,650
Dividends declared	(388,111)
Share-settled dividends on vested equity based awards		$ 7,773		$ (7,773)
Balance, end of year at Dec. 31, 2018	(1,388,237)
Deficit
TOTAL SHAREHOLDERS' EQUITY	$ 2,817,251